Acquisitions and Disposals - Schedule of Acquisition of Subsidiary on Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Acquisition Of Subsidiary On Cash Flows Abstract
Total cash consideration unpaid
Cash and cash equivalents in subsidiary acquired	10,447
Net cash inflow on acquisition	$ 10,447